NOTE 3 - RELATED PARTY TRANSACTIONS (Details) - USD ($)													1 Months Ended	12 Months Ended
	Dec. 22, 2017	Nov. 24, 2017	Nov. 09, 2017	Nov. 08, 2017	Nov. 01, 2017	Jun. 16, 2017	Apr. 01, 2017	Feb. 08, 2017	Dec. 29, 2016	Dec. 22, 2016	Dec. 08, 2016	May 04, 2016	Apr. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
NOTE 3 - RELATED PARTY TRANSACTIONS (Details) [Line Items]
Due to Related Parties, Current (in Dollars)														$ 27,375	$ 15,755
Stock Issued During Period, Shares, Share-based Compensation, Gross											20,875			124,750
Shares Issued, Price Per Share (in Dollars per share)			$ 1.49	$ 1.52		$ 1.37					$ 1.36			$ 1.53
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	105,898	300,000		475,000				130,000	5,000	150,000				1,680,898	905,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Dollars per share)									$ 1.35	$ 1.36				$ 1.50	$ 1.71
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period	10 years	10 years		10 years				10 years	10 years	10 years
Stock Repurchased and Retired During Period, Shares							10,744						10,744
Stock Issued During Period, Shares, New Issues						100,000								4,131,536	3,798,417
Chief Executive Officer [Member]
NOTE 3 - RELATED PARTY TRANSACTIONS (Details) [Line Items]
Stock Issued During Period, Shares, Share-based Compensation, Gross			50,000	450,000							41,500	250,000
Shares Issued, Price Per Share (in Dollars per share)											$ 1.36	$ 1.93
Chief Financial Officer [Member]
NOTE 3 - RELATED PARTY TRANSACTIONS (Details) [Line Items]
Stock Issued During Period, Shares, Share-based Compensation, Gross				250,000								200,000
Shares Issued, Price Per Share (in Dollars per share)												$ 1.93
Director [Member]
NOTE 3 - RELATED PARTY TRANSACTIONS (Details) [Line Items]
Stock Issued During Period, Shares, Share-based Compensation, Gross			50,000	200,000							41,500
Shares Issued, Price Per Share (in Dollars per share)											$ 1.36
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	39,926									50,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Dollars per share)	$ 1.37									$ 1.36
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period										10 years
Director #2 [Member]
NOTE 3 - RELATED PARTY TRANSACTIONS (Details) [Line Items]
Stock Issued During Period, Shares, Share-based Compensation, Gross			50,000								20,875
Shares Issued, Price Per Share (in Dollars per share)											$ 1.36
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	65,972									25,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Dollars per share)	$ 1.37									$ 1.36
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period										10 years
Former Director [Member]
NOTE 3 - RELATED PARTY TRANSACTIONS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross										50,000
Director #3 [Member]
NOTE 3 - RELATED PARTY TRANSACTIONS (Details) [Line Items]
Stock Issued During Period, Shares, Share-based Compensation, Gross			30,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross										25,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Dollars per share)										$ 1.36
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period										10 years
Affiliated Entity [Member]
NOTE 3 - RELATED PARTY TRANSACTIONS (Details) [Line Items]
Related Party Transaction, Description of Transaction					Company will pay Sherpa fee of (i) $200,000 in cash, of which $25,000 will be paid on January 1, 2018, with the remainder to be paid upon completion of certain objectives, and (ii) a ten-year option to purchase up to 300,000 of the Company’s common stock at an exercise of $1.50 per share of common stock, of which 150,000 options vest immediately and 150,000 options are performance conditioned.
Director #4 [Member]
NOTE 3 - RELATED PARTY TRANSACTIONS (Details) [Line Items]
Stock Issued During Period, Shares, Share-based Compensation, Gross			30,000
Director #5 [Member]
NOTE 3 - RELATED PARTY TRANSACTIONS (Details) [Line Items]
Stock Issued During Period, Shares, Share-based Compensation, Gross			30,000